ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2023
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT
Schedule of condensed statements of operations

	For the year ended December 31
	2021	2022	2023
	RMB	RMB	RMB	USD
				(note 2 (al))
	(RMB in thousands)
Net revenue	—	—	—	—
Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Total operating expenses	(6,150)	(593,204)	(590,323)	(83,145)

Other income, net	1,737	—	—	—

Loss from operations	(4,413)	(593,204)	(590,323)	(83,145)

Share of income from subsidiaries and affiliates	512,873	1,264,720	4,055,054	571,142

Interest income/(expenses), net	36,613	(19,867)	3,414	481
Exchange gain/(loss)	(14,085)	(18,586)	10,831	1,526
Change in fair value of convertible senior notes and call option	191,641	(12,083)	(31,188)	(4,393)
Income before income taxes	722,629	620,980	3,447,788	485,611
Income tax expenses	(1,611)	(474)	(345)	(49)
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders	721,018	620,506	3,447,443	485,562

Schedule of condensed balance sheets

	December 31, 2022	December 31, 2023
	RMB	RMB	USD
			(note 2 (al))
	(RMB in thousands)
ASSETS
Current assets:
Cash and cash equivalent	492,440	414,689	58,408
Due from subsidiaries	728,019	380,447	53,585
Due from related parties	3,454	—	—
Other current assets	1,671	1,637	231
Total current assets	1,225,584	796,773	112,224
Investments in subsidiaries	16,189,323	20,354,397	2,866,855
Total assets	17,414,907	21,151,170	2,979,079

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Due to subsidiaries	—	25,829	3,638
Short-term borrowings	—	179,425	25,271
Convertible senior notes	—	782,969	110,279
Other current liabilities	6,973	6,513	917
Total current liabilities	6,973	994,736	140,105
Convertible senior notes	1,070,699	—	—
Total liabilities	1,077,672	994,736	140,105

Shareholders’ equity:
Ordinary shares (USD $0.00002 par value, 500,000,000 shares authorized, 204,135,029 and 209,920,447 shares issued as of December 31, 2022 and December 31, 2023, respectively, 201,189,189 and 208,560,447 shares outstanding as of December 31, 2022 and December 31, 2023, respectively)	28	29	4
Additional paid-in capital	9,912,931	10,738,376	1,512,469
Accumulated other comprehensive loss	217,563	359,584	50,646
Treasury stock, at cost; 2,945,840 and 1,360,000 ordinary shares as of December 31, 2022 and December 31, 2023	(43,170)	(79,282)	(11,167)
Retained earnings	6,249,883	9,137,727	1,287,022
Total shareholders’ equity	16,337,235	20,156,434	2,838,974

Total liabilities and shareholders’ equity	17,414,907	21,151,170	2,979,079

Schedule of condensed cash flows

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	USD
				(note 2 (al))
	(RMB in thousands)
Cash flows from operating activities:
Net income	721,018	620,506	3,447,443	485,562
Adjustments to reconcile net income to net cash used in operating activities:
Sharebase compensation charges	—	579,368	582,596	82,057
Change in fair value of convertible senior notes	(327,762)	12,083	31,188	4,393
Change in fair value of call option	136,121	—	—	—
Share of income from subsidiaries	(512,873)	(1,264,720)	(4,055,054)	(571,142)
Exchange gain/(loss)	14,085	18,586	(10,831)	(1,526)
Changes in operating assets and liabilities:
Decrease in due from subsidiaries	6,088	1,465,778	(206,412)	(29,073)
Decrease in due from a related party	—	3,292	3,454	486
(Increase)/decrease in other current assets	165	(1,279)	34	5
Decrease in other non-current assets	11,181	—	—	—
Increase/(Decrease) in due to subsidiaries	(117)	(1,445,183)	25,829	3,638
Decrease in due to a related party	—	(12,142)	—	—
Increase/(decrease) in other current liabilities	1,978	(6,403)	(460)	(65)
Net cash provided by/(used in) operating activities	49,884	(30,114)	(182,213)	(25,665)

Cash flows from investing activities:
Cash collection for loans from subsidiaries	—	735,673	553,984	78,027
Cash paid for loans to subsidiaries	(1,262,124)	(289,620)	—	—
Net cash used in investing activities	(1,262,124)	446,053	553,984	78,027

Cash flows from financing activities:
Proceeds from exercise of share options	10,185	5,024	—	—
Proceeds from exercise of call option	621,059	—	—	—
Proceeds from issuance of ordinary shares	641,065	—	—	—
Repurchase of shares	—	—	(79,282)	(11,167)
Proceeds from bank borrowings	—	—	179,425	25,271
Dividend distribution	—	—	(559,599)	(78,818)
Net cash provided by/(used in) financing activities	1,272,309	5,024	(459,456)	(64,714)

Effect of foreign exchange rate changes on cash and cash equivalents	(44,809)	36,710	9,934	1,399

Net increase/(decrease) in cash and cash equivalents	15,260	457,673	(77,751)	(10,951)
Cash and cash equivalents, beginning of year	19,507	34,767	492,440	69,359

Cash and cash equivalents, end of year	34,767	492,440	414,689	58,408

Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period	1,169	—	—	—
Conversion of convertible senior notes to ordinary shares	340,330	—	247,290	34,830
Transfer receivable due from subsidiaries to investments in subsidiaries	—	1,160,000	—	—